VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Assets	$ 47,872	$ 46,121	$ 44,471
Liabilities	37,892	37,741	32,864
Consolidated VIE
Variable Interest Entity [Line Items]
Assets	120	122	297
Liabilities	153	156	86
Unconsolidated VIEs
Variable Interest Entity [Line Items]
Assets	1,349	1,323	1,441
Unconsolidated VIEs | Financial Services
Variable Interest Entity [Line Items]
Assets	$ 1,293	$ 1,272	$ 1,398